Amounts Owed to Participants Withdrawing from the Plan	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
Amounts Owed to Participants Withdrawing from the Plan
Amounts Owed to Participants Withdrawing from the Plan

NOTE 7 - Amounts Owed to Participants Withdrawing from the Plan

There were no amounts owed to participants who had elected to withdraw from the Plan, but had not been paid, as of December 31, 2025 or 2024.